Employee compensation and benefits	12 Months Ended
Dec. 31, 2017
Employee Compensation And Benefits [Abstract]
Employee compensation and benefits

5	Employee compensation and benefits

	2017	2016	2015
	$m	$m	$m
Wages and salaries	15,227	15,735	17,245
Social security costs	1,419	1,312	1,600
Post-employment benefits	669	1,042	1,055
Year ended 31 Dec	17,315	18,089	19,900

Average number of persons employed by HSBC during the year by global business
	2017	2016	2015
Retail Banking and Wealth Management	134,021	137,234	155,859
Commercial Banking	46,716	45,912	51,007
Global Banking and Markets	49,100	47,623	49,912
Global Private Banking	7,817	8,322	8,934
Corporate Centre	7,134	7,842	2,721
Year ended 31 Dec	244,788	246,933	268,433

Average number of persons employed by HSBC during the year by geographical region
	2017	2016	2015
Europe	70,301	71,196	68,408
Asia	125,004	122,282	121,438
Middle East and North Africa	10,408	12,021	14,467
North America	18,610	20,353	21,506
Latin America	20,465	21,081	42,614
Year ended 31 Dec	244,788	246,933	268,433

Reconciliation of total incentive awards granted to income statement charge
	2017	2016	2015
	$m	$m	$m
Total incentive awards approved for the current year	3,303	3,035	3,462
Less: deferred bonuses awarded, expected to be recognised in future periods	(337)	(323)	(387)
Total incentives awarded and recognised in the current year	2,966	2,712	3,075
Add: current year charges for deferred bonuses from previous years	336	371	483
Other	(78)	(128)	(40)
Income statement charge for incentive awards	3,224	2,955	3,518

Year in which income statement is expected to reflect deferred bonuses
	Charge recognised			Expected charge
	2017	2016	2015	2018	2019 and beyond
	$m	$m	$m	$m	$m
Variable compensation from 2017 bonus pool	162	—	—	162	175
Variable compensation from 2016 bonus pool	126	152	—	109	84
Variable compensation from 2015 bonus pool and earlier	210	168	253	82	21
Total	498	320	253	353	280
Cash awards	184	114	67	117	99
Equity awards	314	206	186	236	181
Share-based payments
‘Wages and salaries’ includes the effect of share-based payments arrangements, of which $500m were equity settled (2016: $534m; 2015: $757m), as follows:

	2017	2016	2015
	$m	$m	$m
Restricted share awards	520	591	748
Savings-related and other share award option plans	26	33	43
Year ended 31 Dec	546	624	791

HSBC share awards
Award	Policy
Deferred share awards (including annual incentive awards, LTI awards delivered in shares) and GPSP
•    An assessment of performance over the relevant period ending on 31 December is used to determine the amount of the award to be granted.
•    Deferred awards generally require employees to remain in employment over the vesting period and are not subject to performance conditions after the grant date.
•    Deferred share awards generally vest over a period of three, five or seven years.
•    Vested shares may be subject to a retention requirement post-vesting. GPSP awards are retained until cessation of employment.
•    Awards granted from 2010 onwards are subject to a malus provision prior to vesting.
•    Awards granted to Material Risk Takers from 2015 onwards are subject to clawback post vesting.

International Employee Share Purchase Plan (‘ShareMatch’)
•    The plan was first introduced in Hong Kong in 2013 and now includes employees based in 27 jurisdictions.
•    Shares are purchased in the market each quarter up to a maximum value of £750, or the equivalent in local currency.
•    Matching awards are added at a ratio of one free share for every three purchased.
•    Matching awards vest subject to continued employment and the retention of the purchased shares for a maximum period of two years and nine months.

Movement on HSBC share awards
	2017	2016
	Number	Number
	(000s)	(000s)
Restricted share awards outstanding at 1 Jan	123,166	118,665
Additions during the year	62,044	94,981
Released in the year	(76,051)	(76,552)
Forfeited in the year	(4,634)	(13,928)
Restricted share awards outstanding at 31 Dec	104,525	123,166
Weighted average fair value of awards granted ($)	7.09	7.25

HSBC share option plans
Main plans	Policy
Savings-related share option plans (‘Sharesave’)
•    Two plans: the UK Plan and the International Plan. The last grant of options under the International Plan was in 2012.
•    From 2014, eligible employees can save up to £500 per month with the option to use the savings to acquire shares.
•    Exercisable within six months following either the third or fifth anniversary of the commencement of a three-year or five-year contract, respectively.
•    The exercise price is set at a 20% (2016: 20%) discount to the market value immediately preceding the date of invitation.

Calculation of fair values
The fair values of share options are calculated using a Black-Scholes model. The fair value of a share award is based on the share price at the date of the grant.

Movement on HSBC share option plans
		Savings-related share option plans
		Number	WAEP[1]
	Footnotes	(000s)	£
Outstanding at 1 Jan 2017		70,027	4.30
Granted during the year	2	10,447	5.96
Exercised during the year	3	(9,503)	4.83
Expired during the year		(3,902)	4.45
Forfeited during the year		(2,399)	4.27
Outstanding at 31 Dec 2017		64,670	4.49
Of which exercisable		1,129	5.00
Weighted average remaining contractual life (years)		2.42

Outstanding at 1 Jan 2016		74,775	4.36
Granted during the year	2	15,044	4.40
Exercised during the year	3	(4,354)	5.02
Expired during the year		(13,243)	4.49
Forfeited during the year		(2,195)	4.34
Outstanding at 31 Dec 2016		70,027	4.30
Of which exercisable		1,086	5.25
Weighted average remaining contractual life (years)		2.91

1	Weighted average exercise price.

2	The weighted average fair value of options granted during the year was $1.29 (2016: $1.28).

3	The weighted average share price at the date the options were exercised was $9.93 (2016: $6.98).
Post-employment benefit plans
The Group operates pension plans throughout the world for its employees. ‘Pension risk management’ on page 120 contains details of the policies and practices associated with these pension plans. Some are defined benefit plans, of which the largest is the HSBC Bank (UK) Pension Scheme (‘the principal plan’).
The principal plan
The principal plan has a defined benefit section and a defined contribution section. The defined benefit section was closed to future benefit accrual in 2015, with defined benefits earned by employees at that date continuing to be linked to their salary while they remain employed by HSBC Bank. The plan is overseen by an independent corporate trustee, who has a fiduciary responsibility for the operation of the plan. Its assets are held separately from the assets of the Group.
The investment strategy of the plan is to hold the majority of assets in bonds, with the remainder in a diverse range of investments. It also includes some interest rate swaps to reduce interest rate risk and inflation swaps to reduce inflation risk.
The latest funding valuation of the plan at 31 December 2014 was carried out by Colin G Singer, of Willis Towers Watson Limited, who is a Fellow of the UK Institute and Faculty of Actuaries, using the projected unit credit method. At that date, the market value of the plan’s assets was £24.6bn ($30.3bn) and this exceeded the value placed on its liabilities on an ongoing basis by £520m ($641m), giving a funding level of 102%. The main differences between the assumptions used for assessing the liabilities for this funding valuation and those used for IAS 19 are more prudent assumptions for discount rate, inflation rate and life expectancy.
Although the plan was in surplus at the valuation date, HSBC agreed to make further contributions to the plan to support a lower-risk investment strategy over the longer term. The remaining contributions are £64m ($79m) in each of 2018 and 2019, and £160m ($197m) in each of 2020 and 2021.
To meet the requirements of the Banking Reform Act, it is currently planned that from 1 July 2018, the main employer of the plan will change from HSBC Bank plc to HSBC UK Bank plc, with additional support from HSBC Holdings plc. At the same time, non-ring fenced entities including HSBC Bank plc will exit the section of the plan for ring-fenced entities and join a newly created section for the future defined benefit and defined contribution pension benefits of their employees (approximately 0.2% of the total plan). These changes are not expected to materially affect the funding position of the plan.
The following chart shows the expected profile of future benefits payable from the plan.

Future benefit payments ($bn)

The actuary also assessed the value of the liabilities if the plan were to be stopped and an insurance company asked to secure all future pension payments. This is generally larger than the amount needed on the ongoing basis described above because an insurance company would use more prudent assumptions and include an explicit allowance for the future administrative expenses of the plan. Under this approach, the amount of assets needed was estimated to be £31bn ($38bn) at 31 December 2014.

Income statement charge
	2017	2016	2015
	$m	$m	$m
Defined benefit pension plans	100	218	256
Defined contribution pension plans	603	783	793
Pension plans	703	1,001	1,049
Defined benefit and contribution healthcare plans	(34)	41	6
Year ended 31 Dec	669	1,042	1,055

Net assets/(liabilities) recognised on the balance sheet in respect of defined benefit plans
	Fair value of plan assets	Present value of defined benefit obligations	Effect of limit on plan surpluses	Total
	$m	$m	$m	$m
Defined benefit pension plans	47,265	(40,089)	(37)	7,139
Defined benefit healthcare plans	124	(663)	—	(539)
At 31 Dec 2017	47,389	(40,752)	(37)	6,600
Total employee benefit liabilities (within ‘Accruals, deferred income and other liabilities’)				(2,152)
Total employee benefit assets (within ‘Prepayments, accrued income and other assets’)				8,752

Defined benefit pension plans	42,397	(39,747)	(24)	2,626
Defined benefit healthcare plans	118	(711)	—	(593)
At 31 Dec 2016	42,515	(40,458)	(24)	2,033
Total employee benefit liabilities (within ‘Accruals, deferred income and other liabilities’)				(2,681)
Total employee benefit assets (within ‘Prepayments, accrued income and other assets’)				4,714
HSBC Holdings
Employee compensation and benefit expense in respect of HSBC Holdings’ employees in 2017 amounted to $54m (2016: $570m). The average number of persons employed during 2017 was 55 (2016: 1,660). Employees who are members of defined benefit pension plans are principally members of either the HSBC Bank (UK) Pension Scheme or the HSBC International Staff Retirement Benefits Scheme. HSBC Holdings pays contributions to such plans for its own employees in accordance with the schedules of contributions determined by the trustees of the plans and recognises these contributions as an expense as they fall due.
From 1 July 2016 employment costs of most employees are recognised by the ServCo group and the ServCo group started providing services to HSBC Holdings. HSBC Holdings recognised a management charge of $2,240m (2016 :$406m) for these services which is included under ‘General and administrative expenses’.
Defined benefit pension plans

Net asset/(liability) under defined benefit pension plans
	Fair value of plan assets		Present value of defined benefit obligations		Effect of the asset ceiling		Net defined benefit asset/(liability)
	Principal plan	Other plans	Principal plan	Other plans	Principal plan	Other plans	Principal plan	Other plans
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2017	33,442	8,955	(29,279)	(10,468)	—	(24)	4,163	(1,537)
Current service cost	—	—	(65)	(160)	—	—	(65)	(160)
Past service cost and gains/(losses) from settlements	—	(833)	(231)	1,051	—	—	(231)	218
Service cost	—	(833)	(296)	891	—	—	(296)	58
Net interest income/(cost) on the net defined benefit asset/(liability)	864	272	(750)	(300)	—	(1)	114	(29)
Re-measurement effects recognised in other comprehensive income	1,410	784	1,730	(486)	—	(9)	3,140	289
– return on plan assets (excluding interest income)	1,410	784	—	—	—	—	1,410	784
– actuarial gains/(losses)	—	—	954	(491)	—	(9)	954	(500)
– other changes	—	—	776	5	—	—	776	5
Exchange differences	3,292	239	(2,723)	(306)	—	(3)	569	(70)
Contributions by HSBC	449	236	—	—	—	—	449	236
– normal	58	215	—	—	—	—	58	215
– special	391	21	—	—	—	—	391	21
Contributions by employees	—	27	—	(27)	—	—	—	—
Benefits paid	(1,143)	(663)	1,143	716	—	—	—	53
Administrative costs and taxes paid by plan	(49)	(17)	49	17	—	—	—	—
At 31 Dec 2017	38,265	9,000	(30,126)	(9,963)	—	(37)	8,139	(1,000)
Present value of defined benefit obligation relating to:
– actives			(5,837)	(5,084)
– deferreds			(8,745)	(1,663)
– pensioners			(15,544)	(3,216)

At 1 Jan 2016	32,670	8,754	(27,675)	(10,651)	—	(14)	4,995	(1,911)
Current service cost	—	—	(70)	(235)	—	—	(70)	(235)
Past service cost and gains/(losses) from settlements	—	(1)	—	(39)	—	—	—	(40)
Service cost	—	(1)	(70)	(274)	—	—	(70)	(275)
Net interest income/(cost) on the net defined benefit asset/(liability)	1,085	294	(914)	(337)	—	(1)	171	(44)
Re-measurement effects recognised in other comprehensive income	6,449	671	(6,886)	(299)	—	(8)	(437)	364
– return on plan assets (excluding interest income)	6,449	671	—	—	—	—	6,449	671
– actuarial gains/(losses)	—	—	(7,029)	(152)	—	(8)	(7,029)	(160)
– other changes	—	—	143	(147)	—	—	143	(147)
Exchange differences	(6,097)	(534)	5,254	410	—	(1)	(843)	(125)
Contributions by HSBC	347	379	—	—	—	—	347	379
– normal	64	207	—	—	—	—	64	207
– special	283	172	—	—	—	—	283	172
Contributions by employees	—	30	—	(30)	—	—	—	—
Benefits paid	(970)	(623)	970	698	—	—	—	75
Administrative costs and taxes paid by plan	(42)	(15)	42	15	—	—	—	—
At 31 Dec 2016	33,442	8,955	(29,279)	(10,468)	—	(24)	4,163	(1,537)
Present value of defined benefit obligation relating to:
– actives			(7,066)	(5,066)
– deferreds			(9,219)	(2,306)
– pensioners			(12,994)	(3,096)
HSBC expects to make $278m of contributions to defined benefit pension plans during 2018. Benefits expected to be paid from the plans to retirees over each of the next five years, and in aggregate for the five years thereafter, are as follows:

Benefits expected to be paid from plans
		2018	2019	2020	2021	2022	2023-2027
	Footnote	$m	$m	$m	$m	$m	$m
The principal plan	1	1,241	1,279	1,320	1,360	1,402	7,692
Other plans	1	443	508	511	527	520	2,307

1
The duration of the defined benefit obligation is 17.4 years for the principal plan under the disclosure assumptions adopted (2016: 19.0 years) and 12.9 years for all other plans combined (2016: 13.9 years).

Fair value of plan assets by asset classes
	31 Dec 2017				31 Dec 2016
	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]
	$m	$m	$m	$m	$m	$m	$m	$m
The principal plan
Fair value of plan assets	38,265	33,624	4,641	1,006	33,442	29,379	4,063	878
– equities	6,131	5,503	628	—	5,386	4,722	664	—
– bonds	26,591	26,591	—	—	23,426	23,426	—	—
– derivatives	2,398	—	2,398	1,006	2,107	—	2,107	878
– other	3,145	1,530	1,615	—	2,523	1,231	1,292	—
Other plans
Fair value of plan assets	9,000	7,737	1,263	114	8,955	7,631	1,324	239
– equities	2,005	1,340	665	—	2,255	1,502	753	—
– bonds	5,871	5,714	157	7	5,811	5,592	219	5
– derivatives	—	39	(39)	—	(89)	44	(133)	(85)
– other	1,124	644	480	107	978	493	485	319

1	The fair value of plan assets includes derivatives entered into with HSBC Bank plc as detailed in Note 35.
Post-employment defined benefit plans’ principal actuarial financial assumptions
HSBC determines the discount rates to be applied to its obligations in consultation with the plans’ local actuaries, on the basis of current average yields of high quality (AA-rated or equivalent) debt instruments with maturities consistent with those of the defined benefit obligations.

Key actuarial assumptions for the principal plan
	Discount rate	Inflation rate	Rate of increase for pensions	Rate of pay increase
	%	%	%	%
UK
At 31 Dec 2017	2.60	3.40	3.10	3.88
At 31 Dec 2016	2.50	3.50	3.20	4.00
At 31 Dec 2015	3.70	3.20	3.00	3.70

Mortality tables and average life expectancy at age 65 for the principal plan
	Mortality table	Life expectancy at age 65 for a male member currently:		Life expectancy at age 65 for a female member currently:
		Aged 65	Aged 45	Aged 65	Aged 45
UK
At 31 Dec 2017	SAPS S2[1]	22.2	23.6	24.4	25.9
At 31 Dec 2016	SAPS S2[2]	22.4	24.1	24.7	26.6

1
Self-administered pension scheme (‘SAPS’) S2 table (males: 'All Pensioners' version; females: 'Normal Pensions' version) with a multiplier of 0.98 for both male and female pensioners. Improvements are projected in accordance with the Continuous Mortality Investigation (‘CMI’) core projection model 2016 with a long-term rate of improvement of 1.25% per annum. Separate tables assuming lighter mortality have been applied to higher paid pensioners.

2
Self-administered pension scheme (‘SAPS’) S2 table (males: 'All Pensioners' version; females: 'Normal Pensions' version) with a multiplier of 0.98 for both male and female pensioners. Improvements are projected in accordance with the Continuous Mortality Investigation (‘CMI’) core projection model 2015 with a long-term rate of improvement of 1.25% per annum. Separate tables assuming lighter mortality have been applied to higher paid pensioners.

The effect of changes in key assumptions on the principal plan
	Impact on HSBC Bank (UK) Pension Scheme Obligation
	Financial impact of increase		Financial impact of decrease
	2017	2016	2017	2016
	$m	$m	$m	$m
Discount rate – increase/decrease of 0.25%	(1,246)	(1,322)	1,333	1,419
Inflation rate – increase/decrease of 0.25%	850	735	(837)	(1,048)
Pension payments and deferred pensions – increase/decrease of 0.25%	1,077	1,305	(1,021)	(1,255)
Pay – increase/decrease of 0.25%	62	143	(61)	(139)
Change in mortality – increase of 1 year	1,332	1,326	n/a	n/a
Directors’ emoluments
Details of Directors’ emoluments, pensions and their interests are disclosed in the Directors’ Remuneration Report on page 186.